Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 29, 2020 to the Wilmington Funds Prospectus dated August 31, 2020 (the “Prospectus”)

Effective January 4, 2021, the information in the Prospectus with respect to the Wilmington Broad Market Bond Fund (the “Fund”) will be amended, supplemented or replaced as follows:

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 30 of the Prospectus:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.37%	0.37%
Total Annual Fund Operating Expenses	1.07%	0.82%
Fee Waivers and/or Expense Reimbursements(1)	(0.29)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.78%	0.43%

(1)
The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.78% and 0.43%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses Assuming Redemption	$526	$748	$987	$1,672
Class I
Expenses Assuming Redemption	$44	$223	$417	$977

Wilmington Broad Market Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 29, 2020 to the Wilmington Funds Prospectus dated August 31, 2020 (the “Prospectus”)

Effective January 4, 2021, the information in the Prospectus with respect to the Wilmington Broad Market Bond Fund (the “Fund”) will be amended, supplemented or replaced as follows:

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 30 of the Prospectus:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.37%	0.37%
Total Annual Fund Operating Expenses	1.07%	0.82%
Fee Waivers and/or Expense Reimbursements(1)	(0.29)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.78%	0.43%

(1)
The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.78% and 0.43%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses Assuming Redemption	$526	$748	$987	$1,672
Class I
Expenses Assuming Redemption	$44	$223	$417	$977

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund’s Class A and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Wilmington Broad Market Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 526
3 Years	rr_ExpenseExampleYear03	748
5 Years	rr_ExpenseExampleYear05	987
10 Years	rr_ExpenseExampleYear10	$ 1,672
Wilmington Broad Market Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 977

[1]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.78% and 0.43%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.